Right of use assets (Tables)	6 Months Ended
Dec. 31, 2025
Right Of Use Assets
Schedule of Right of use assets

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Cost
At beginning of financial period/year	6,735,197	8,660,790	2,753,093
Additions	2,143,178	2,755,912	3,275,940
Acquisition	-	-	4,825,203
Written off	(985,876)	(1,267,738)	(3,966,296)
Fair value reserve	-	-	1,772,850
At end of financial period/year	7,892,499	10,148,964	8,660,790

Accumulated Depreciation
At beginning of financial period/year	2,886,242	3,711,418	2,729,633
Acquisition	-	-	3,691,417
Depreciation	1,450,881	1,865,688	1,073,469
Written off	(782,352)	(1,006,025)	(3,783,101)
At end of financial period/year	3,554,771	4,571,081	3,711,418

Carrying amount	4,337,728	5,577,883	4,949,372